Shareholder Report, Line Graph (Details) WE0000000002540A_Dimensional International Vector Equity ETF_Single_TSR Annual {Single} - USD ($)			12 Months Ended
	Oct. 31, 2024	Sep. 10, 2024	Oct. 31, 2025
Dimensional International Vector Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Dimensional International Vector Equity ETF – NAV
Accumulated Value	$ 9,960	$ 10,000	$ 12,702
MSCI World ex USA IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World ex USA IMI Index (net div.)
Accumulated Value	$ 9,939	$ 10,000	$ 12,315